Intangible Assets (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 11, 2023
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	$ 2,463,740	$ 2,232,153	$ 3,051,000
Bitcoin cryptocurrency at a cost		346,777
Impairment of intangible assets	403,622	847,000	29,300,000
Trademark assets				$ 1,540,000
Trademark intangible assets				$ 1,850,000
Trademarks and Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	353,180	385,000	1,386,000
Impairment of intangible assets		$ 847,000	$ 8,400,000